DEBT (Narrative) (Details) $ in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Dec. 31, 2024 CAD ($)	Nov. 06, 2024 USD ($)	Oct. 06, 2021 USD ($)	Apr. 23, 2024 CAD ($)	Apr. 23, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 20, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Apr. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Advance under Revolving Credit Facility							$ (26,494)	$ 26,494
Credit facility	$ 797,208						797,208	637,891			$ 586,569
Proceeds from equipment financings							15,673	45,302
Repayment of equipment loans							35,466	31,953
2026 Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued					$ 500
Interest rate					8.25%
Remaining proceeds of borrowings available for capital expenditure				$ 110,000	$ 81
Description of notes redemption price percentage				The Company may redeem some or all of the 2030 Notes at any time on or after November 1, 2026, at redemption prices ranging from 104.125% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to November 1, 2026, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until November 1, 2026, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. In addition, until November 1, 2026, the Company may redeem up to 40% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 108.25%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2030 Notes are redeemable at the option of the holder at a price of 101%.	The Company may redeem some or all of the 2030 Notes at any time on or after November 1, 2026, at redemption prices ranging from 104.125% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to November 1, 2026, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until November 1, 2026, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. In addition, until November 1, 2026, the Company may redeem up to 40% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 108.25%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2030 Notes are redeemable at the option of the holder at a price of 101%.
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Closing amount of line of credit facility		$ 110	$ 80
Maturity date		On November 6, 2024, the Company entered into an amendment, pushing out the Facility's maturity to November 2027.	The maturity date of the Facility is July 2, 2026.
Advance under Revolving Credit Facility									$ 20
Letter of Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility	7,000						7,000
Issued and outstanding credit facility	3,750						3,750	3,750
Closed credit facility for issuing LC												$ 4
Lease liabilities [Member] | IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of leased assets	$ 11,481						$ 11,481	$ 18,537
Lease liabilities [Member] | IFRS 16 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease term							12 months
Lease liabilities [Member] | IFRS 16 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Lease term							72 months
Gibraltar equipment loans [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Lease term						60 months	48 months
Interest rate										9.30%
Maximum amount of debt for equipment financing										$ 25
Gibraltar equipment loans [Member] | Bottom of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.30%						6.30%
Percentage of standby fee	1.00%
Gibraltar equipment loans [Member] | Top of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.40%						9.40%